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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC
Mail Processing
Section
AUG 19 2016
Washington DC

16019058

Part I	**Initial Listing Report**
1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **NASDAQ OMX PHLX LLC (traded pursuant to unlisted trading privileges)**	
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Open End Management Investment Company**	
3. Class of New Derivative Securities Product: **Exchange Traded Fund**	
4. Name of Underlying Instrument: **Actively Managed Portfolio of Securities**	
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: **Not Applicable**	
6. Ticker Symbol(s) of New Derivative Securities Product: **PMPT**	
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: **Listed on: BATS, NASDAQ Stock Market LLC, NYSE Arca**	
8. Position Limits of New Derivative Securities Product (if applicable): **Regular way trades settle on T + 3 (cash settled)**	
9. Position Limits of New Derivative Securities Product (if applicable): **N/A**	

Part II	**Execution**
The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.	
Name of Official Responsible for Form: **Colleen Steele**	
Title: **Assistant Corporate Secretary**	
Telephone Number: **301-978-8736**	
Manual Signature of Official Responsible for Form:	
Date: **August 17, 2016**	

SEC 2449 (6-01)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 19 2016